Schedule Of Detailed Information About Intangible Assets (Details) - AUD ($)	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about intangible assets [abstract]
Goodwill (Cost model)		$ 2,582,495	$ 2,582,495
Total Intangible assets	$ 2,582,495	$ 2,582,495	$ 2,582,495